UBS Series Funds

November 25, 2020

Supplement to the Prospectus dated August 28, 2020.

Includes:

•	UBS Prime Reserves Fund
•	UBS Tax-Free Reserves Fund

Dear Investor,

The minimum initial investment amount for investors purchasing shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (each, a “fund” and together, the “funds”) through UBS Financial Services Inc. is being reduced on a temporary basis as described further below. The purpose of this supplement is to update certain information contained in the Prospectus regarding the minimum initial investment amount for each fund. These disclosure changes will become effective on or around January 1, 2021 (“Effective Date”).

The Prospectus is hereby supplemented as shown below.

On the Effective Date, the section captioned “Fund summary” and sub-captioned “Purchase & sale of fund shares” for UBS Prime Reserves Fund beginning on page 8 of the Prospectus is revised by replacing the sixth sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through March 31, 2021 is $500,000.

On the Effective Date, the section captioned “Fund summary” and sub-captioned “Purchase & sale of fund shares” for UBS Tax-Free Reserves Fund on page 13 of the Prospectus is revised by replacing the sixth sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through March 31, 2021 is $500,000.

On the Effective Date, the section captioned “Managing your fund account” and sub-captioned “Minimum investment.” on page 22 of the Prospectus is revised by replacing the first sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through March 31, 2021 is $500,000.

ZS-1080

On the Effective Date, the same section of the Prospectus is revised by replacing the last paragraph of that section in its entirety with the following:

If your fund account balance has fallen below the respective minimum initial investment amount indicated above, UBS AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after that purchase.

On the Effective Date, the section captioned “Managing your fund account” and sub-captioned “Minimum investment.” on page 28 of the Prospectus is revised by replacing the first sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through March 31, 2021 is $500,000.

On the Effective Date, the same section of the Prospectus is revised by replacing the last paragraph of that section in its entirety with the following:

If your fund account balance has fallen below the respective minimum initial investment amount indicated above, UBS AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after that purchase.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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